Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Jan. 08, 2024	Jan. 04, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Common Stock and Preferred Stock, Shares Authorized (in shares)					125,000,000
Common Stock and Preferred Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.001
Common stock, shares authorized (in shares)				100,000,000	115,000,000	100,000,000
Preferred stock, shares authorized (in shares)				10,000,000	10,000,000	10,000,000
Sale of common stock, net					$ 138,551	$ 24,106
Warrants, Expiration, January 6, 2032
Class of Warrant or Right, Outstanding (in shares)					250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 5.14
Warrants, Initial Tranche, Expiration, February 26, 2031
Class of Warrant or Right, Outstanding (in shares)					100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 3.05
Warrants, Other Tranches, Expiration, February 26, 2031
Class of Warrant or Right, Outstanding (in shares)					100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 0.00
Warrants, Expiration, December 31, 2026
Class of Warrant or Right, Outstanding (in shares)					56,397
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 0.02
Warrants to Purchase Common Stock
Class of Warrant or Right, Exercised During Period (in shares)					9,175	0
Private Placement
Stock Issued During Period, Shares, New Issues (in shares)		7,182,532			1,123,595
Shares Issued, Price Per Share (in dollars per share)		$ 10.442			$ 8.9
Proceeds from Issuance of Private Placement	$ 75,000				$ 10,000
Private Placement | Maximum
Before deducting offering costs	$ 100
Private Placement | Roger Jeffs
Stock Issued During Period, Shares, New Issues (in shares)						139,665
Shares Issued, Price Per Share (in dollars per share)				$ 7.16		$ 7.16
Proceeds from Issuance of Private Placement						$ 1,000
Underwritten Public Offering
Stock Issued During Period, Shares, New Issues (in shares)			6,460,674	3,491,620
Shares Issued, Price Per Share (in dollars per share)			$ 8.9	$ 7.16		$ 7.16
Proceeds from Issuance of Common Stock, Net			$ 57,500	$ 25,000
Payments for offering costs			$ 3,800	$ 1,900
Underwritten Public Offering | Board of Directors
Sale of common stock, net					$ 3,000
Underwritten Public Offering | Caligan and Paul B. Manning
Sale of common stock, net						$ 10,000
Underwritten Public Offering | Caligan
Stock Issued During Period, Shares, New Issues (in shares)						1,117,318
Sale of common stock, net						$ 8,000
Underwritten Public Offering | Mr. Paul B. Manning
Stock Issued During Period, Shares, New Issues (in shares)						279,330
Sale of common stock, net						$ 2,000